1

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 95.0%

NEW YORK – 95.0%

AIRPORT – 7.2%
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,259,010
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 9/15/23	3,000,000	3,416,670

TOTAL AIRPORT		$4,675,680

DEDICATED TAX – 15.0%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 2/15/33	1,175,000	1,444,345
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-1), 5.00%, 11/01/25	500,000	619,415
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 5/01/34	1,300,000	1,581,437
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 2/15/27	945,000	1,190,256
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,461,660
New York State Urban Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), 5.00%, 3/15/25	540,000	654,312
Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 10/15/31	1,500,000	1,761,075

TOTAL DEDICATED TAX		$9,712,500

DEVELOPMENT – 2.3%
New York Liberty Development Corp., NY, Refunding Revenue Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,045,000	1,476,031

FACILITIES – 0.2%
United Nations Development Corp., Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 5/01/23	115,000	125,648

GENERAL OBLIGATIONS – 9.3%
Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	1,070,000	1,158,992

Description	Par Value	Value
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM), 5.00%, 4/01/26	$1,000,000	$1,236,310
Newburgh, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), Prerefunded/ETM, 5.25%, 6/15/27	1,010,000	1,104,637
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)

5.00%, 5/01/26	1,000,000	1,210,910
5.00%, 5/01/30	1,000,000	1,294,520

TOTAL GENERAL OBLIGATIONS		$6,005,369

HIGHER EDUCATION – 23.0%
City of Albany Capital Resource Corp., NY, Refunding Revenue Bonds, Albany Law School of Union University Project
4.00%, 7/01/22	600,000	617,676
4.00%, 7/01/23	725,000	754,428
4.00%, 7/01/25	865,000	912,013
4.00%, 7/01/26	800,000	845,336
5.00%, 7/01/29	1,195,000	1,333,333
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, The Culinary Institute of America, 5.00%, 7/01/32	1,040,000	1,192,194
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, The Juilliard School, (Series A), 5.00%, 1/01/33	1,025,000	1,341,899
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Brooklyn Law School, (Series A), 5.00%, 7/01/33	1,200,000	1,407,552
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NATL-IBC), 5.25%, 5/15/21	5,000	5,200
New York State Dormitory Authority, NY, Refunding Revenue Bonds, School Districts Financing Program, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	1,000,000	1,306,140
New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 5/15/27	1,740,000	1,864,741
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 7/01/27	2,725,000	3,293,135

TOTAL HIGHER EDUCATION		$14,873,647

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 18.0%
New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, Sustainable Neighborhood Bonds, 1.75%, 5/01/59Δ	$2,000,000	$2,027,300
New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	2,000,000	2,186,060
New York City, NY, Housing Development Corp., Revenue Bonds, Sustainable Neighborhood Bonds
2.45%, 5/01/31	500,000	531,570
3.10%, 11/01/34	890,000	962,802
New York State Housing Finance Agency, NY, Multi Family Revenue Bonds, Climate Bond Certified/Sustainability Bonds (Series P), 1.60%, 11/01/24	1,000,000	1,009,980
New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	2,000,000	2,184,340
New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 4/01/49	1,500,000	1,609,605
New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	1,000,000	1,100,280

TOTAL HOUSING		$11,611,937

LEASE – 2.7%
Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 5/01/32	1,435,000	1,780,864

MEDICAL – 7.6%
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,299,820
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (Montefiore Obligated Group), (Series A), 5.00%, 9/01/29	1,000,000	1,262,530
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 5/01/24	1,160,000	1,330,067

TOTAL MEDICAL		$4,892,417

Description	Par Value	Value

POWER – 1.9%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 9/01/25	$1,000,000	$1,213,290

STUDENT HOUSING – 1.9%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,225,700

TRANSPORTATION – 5.9%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series D-1), 5.00%, 9/01/22	1,500,000	1,571,310
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,095,670
New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K) 5.00%, 1/01/29 5.00%, 1/01/30	105,000 700,000	123,642 822,619
Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	200,000	219,250

TOTAL TRANSPORTATION		$3,832,491

TOTAL NEW YORK		$61,425,574

TOTAL MUNICIPAL BONDS
(COST $59,198,529)		$61,425,574

	Number of Shares

MONEY MARKET FUND – 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	2,769,785	$2,769,785

TOTAL MONEY MARKET FUND
(COST $2,769,785)		$2,769,785

TOTAL INVESTMENTS – 99.3%
(COST $61,968,314)		$64,195,359

OTHER ASSETS LESS LIABILITIES – 0.7%		476,094

TOTAL NET ASSETS – 100.0%		$64,671,453

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage- backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IBC	International Bancshares Corporation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)